Exhibit 99.2

3097 Satellite Blvd., Ste. 600, Duluth, GA 30096

770.497.9100

26 June 2025

STAR 2025-SFR6 Trust
591 West Putnam Avenue
Greenwich, CT 06830

RE:     STAR 2025-SFR6 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SOF-XII U.S. NRE Holdings, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

Page | 1

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page | 2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page | 3

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.                                      Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                                  The value of the Properties or any other collateral securing the Mortgage Loan,

iii.                               Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.                               Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 697 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

Page | 4

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

Mainstay National Title LLC

By:	/s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

Schedule I

Client Code	HOA Status
q23795	APPARENT NON-HOA PROPERTY
q24438	APPARENT NON-HOA PROPERTY
q24456	APPARENT NON-HOA PROPERTY
q25991	APPARENT NON-HOA PROPERTY
q28750	APPARENT NON-HOA PROPERTY
q28884	APPARENT NON-HOA PROPERTY
q30085	APPARENT NON-HOA PROPERTY
q30294	APPARENT NON-HOA PROPERTY
q30445	APPARENT NON-HOA PROPERTY
q30632	APPARENT NON-HOA PROPERTY
q30750	APPARENT NON-HOA PROPERTY
q30982	APPARENT NON-HOA PROPERTY
q31075	APPARENT NON-HOA PROPERTY
q31097	APPARENT NON-HOA PROPERTY
q31118	APPARENT NON-HOA PROPERTY
q31121	APPARENT NON-HOA PROPERTY
q31156	APPARENT NON-HOA PROPERTY
q31856	APPARENT NON-HOA PROPERTY
q31872	APPARENT NON-HOA PROPERTY
q32010	APPARENT NON-HOA PROPERTY
q32019	APPARENT NON-HOA PROPERTY
q32116	APPARENT NON-HOA PROPERTY
q32226	APPARENT NON-HOA PROPERTY
q32274	APPARENT NON-HOA PROPERTY
q32290	APPARENT NON-HOA PROPERTY
q32318	APPARENT NON-HOA PROPERTY
q32320	APPARENT NON-HOA PROPERTY
q32416	APPARENT NON-HOA PROPERTY
q32437	APPARENT NON-HOA PROPERTY
q32483	APPARENT NON-HOA PROPERTY
q33676	APPARENT NON-HOA PROPERTY
q32292	APPARENT NON-HOA PROPERTY
q32365	APPARENT NON-HOA PROPERTY
q33146	APPARENT NON-HOA PROPERTY
q33182	APPARENT NON-HOA PROPERTY
q33211	APPARENT NON-HOA PROPERTY
q33251	APPARENT NON-HOA PROPERTY
q33280	APPARENT NON-HOA PROPERTY
Page | 6

q33314	APPARENT NON-HOA PROPERTY
q33588	APPARENT NON-HOA PROPERTY
q33636	APPARENT NON-HOA PROPERTY
q33639	APPARENT NON-HOA PROPERTY
q33673	APPARENT NON-HOA PROPERTY
q33722	APPARENT NON-HOA PROPERTY
q33745	APPARENT NON-HOA PROPERTY
q33786	APPARENT NON-HOA PROPERTY
q33837	APPARENT NON-HOA PROPERTY
q33877	APPARENT NON-HOA PROPERTY
q33904	APPARENT NON-HOA PROPERTY
q34066	APPARENT NON-HOA PROPERTY
q34110	APPARENT NON-HOA PROPERTY
q34113	APPARENT NON-HOA PROPERTY
q34122	APPARENT NON-HOA PROPERTY
q34133	APPARENT NON-HOA PROPERTY
q34148	APPARENT NON-HOA PROPERTY
q34166	APPARENT NON-HOA PROPERTY
q34286	APPARENT NON-HOA PROPERTY
q34311	APPARENT NON-HOA PROPERTY
q34329	APPARENT NON-HOA PROPERTY
q34357	APPARENT NON-HOA PROPERTY
q34449	APPARENT NON-HOA PROPERTY
q34547	APPARENT NON-HOA PROPERTY
q34560	APPARENT NON-HOA PROPERTY
q34579	APPARENT NON-HOA PROPERTY
q36886	APPARENT NON-HOA PROPERTY
q36915	APPARENT NON-HOA PROPERTY
q38546	APPARENT NON-HOA PROPERTY
q38547	APPARENT NON-HOA PROPERTY
q38623	APPARENT NON-HOA PROPERTY
q39025	APPARENT NON-HOA PROPERTY
q39181	APPARENT NON-HOA PROPERTY
q39322	APPARENT NON-HOA PROPERTY
q40587	APPARENT NON-HOA PROPERTY
q46764	APPARENT NON-HOA PROPERTY
q48075	APPARENT NON-HOA PROPERTY
q48212	APPARENT NON-HOA PROPERTY
q43952	APPARENT NON-HOA PROPERTY
q44072	APPARENT NON-HOA PROPERTY
q44616	APPARENT NON-HOA PROPERTY
Page | 7

q45005	APPARENT NON-HOA PROPERTY
q45049	APPARENT NON-HOA PROPERTY
q45067	APPARENT NON-HOA PROPERTY
q45241	APPARENT NON-HOA PROPERTY
q45423	APPARENT NON-HOA PROPERTY
q45430	APPARENT NON-HOA PROPERTY
q45611	APPARENT NON-HOA PROPERTY
q45654	APPARENT NON-HOA PROPERTY
q45749	APPARENT NON-HOA PROPERTY
q45750	APPARENT NON-HOA PROPERTY
q45758	APPARENT NON-HOA PROPERTY
q45941	APPARENT NON-HOA PROPERTY
q46023	APPARENT NON-HOA PROPERTY
q46025	APPARENT NON-HOA PROPERTY
q46043	APPARENT NON-HOA PROPERTY
q46146	APPARENT NON-HOA PROPERTY
q46167	APPARENT NON-HOA PROPERTY
q46168	APPARENT NON-HOA PROPERTY
q46288	APPARENT NON-HOA PROPERTY
q46289	APPARENT NON-HOA PROPERTY
q46295	APPARENT NON-HOA PROPERTY
q46431	APPARENT NON-HOA PROPERTY
q46451	APPARENT NON-HOA PROPERTY
q46452	APPARENT NON-HOA PROPERTY
q46468	APPARENT NON-HOA PROPERTY
q46476	APPARENT NON-HOA PROPERTY
q46477	APPARENT NON-HOA PROPERTY
q46482	APPARENT NON-HOA PROPERTY
q46518	APPARENT NON-HOA PROPERTY
q46571	APPARENT NON-HOA PROPERTY
q46582	APPARENT NON-HOA PROPERTY
q46645	APPARENT NON-HOA PROPERTY
q46650	APPARENT NON-HOA PROPERTY
q46653	APPARENT NON-HOA PROPERTY
q46770	APPARENT NON-HOA PROPERTY
q46772	APPARENT NON-HOA PROPERTY
q46794	APPARENT NON-HOA PROPERTY
q46795	APPARENT NON-HOA PROPERTY
q46801	APPARENT NON-HOA PROPERTY
q46811	APPARENT NON-HOA PROPERTY
q46815	APPARENT NON-HOA PROPERTY
Page | 8

q47701	APPARENT NON-HOA PROPERTY
q47712	APPARENT NON-HOA PROPERTY
q47722	APPARENT NON-HOA PROPERTY
q47730	APPARENT NON-HOA PROPERTY
q47739	APPARENT NON-HOA PROPERTY
q47759	APPARENT NON-HOA PROPERTY
q47772	APPARENT NON-HOA PROPERTY
q47813	APPARENT NON-HOA PROPERTY
q47816	APPARENT NON-HOA PROPERTY
q47834	APPARENT NON-HOA PROPERTY
q47864	APPARENT NON-HOA PROPERTY
q47986	APPARENT NON-HOA PROPERTY
q47987	APPARENT NON-HOA PROPERTY
q47993	APPARENT NON-HOA PROPERTY
q47996	APPARENT NON-HOA PROPERTY
q48009	APPARENT NON-HOA PROPERTY
q48059	APPARENT NON-HOA PROPERTY
q48067	APPARENT NON-HOA PROPERTY
q31208	APPARENT NON-HOA PROPERTY
q33005	APPARENT NON-HOA PROPERTY
q33273	APPARENT NON-HOA PROPERTY
q33619	APPARENT NON-HOA PROPERTY
q33721	APPARENT NON-HOA PROPERTY
q34390	APPARENT NON-HOA PROPERTY
q38847	APPARENT NON-HOA PROPERTY
q39528	APPARENT NON-HOA PROPERTY
q45845	APPARENT NON-HOA PROPERTY
q46304	APPARENT NON-HOA PROPERTY
q46429	APPARENT NON-HOA PROPERTY
q46819	APPARENT NON-HOA PROPERTY
q47797	APPARENT NON-HOA PROPERTY
JA08802	APPARENT NON-HOA PROPERTY
JA08823	APPARENT NON-HOA PROPERTY
JA02345	APPARENT NON-HOA PROPERTY
JA02414	APPARENT NON-HOA PROPERTY
JA02628	APPARENT NON-HOA PROPERTY
JA02666	APPARENT NON-HOA PROPERTY
JA02898	APPARENT NON-HOA PROPERTY
JA03151	APPARENT NON-HOA PROPERTY
JA03888	APPARENT NON-HOA PROPERTY
JA03974	APPARENT NON-HOA PROPERTY
Page | 9

JA03986	APPARENT NON-HOA PROPERTY
JA04625	APPARENT NON-HOA PROPERTY
JA04697	APPARENT NON-HOA PROPERTY
JA05114	APPARENT NON-HOA PROPERTY
JA05246	APPARENT NON-HOA PROPERTY
JA07768	APPARENT NON-HOA PROPERTY
JA07880	APPARENT NON-HOA PROPERTY
JA08003	APPARENT NON-HOA PROPERTY
JA08124	APPARENT NON-HOA PROPERTY
JA08357	APPARENT NON-HOA PROPERTY
JA08358	APPARENT NON-HOA PROPERTY
JA08679	APPARENT NON-HOA PROPERTY
JA08682	APPARENT NON-HOA PROPERTY
JA08785	APPARENT NON-HOA PROPERTY
MC08819	APPARENT NON-HOA PROPERTY
MC02099	APPARENT NON-HOA PROPERTY
MC02136	APPARENT NON-HOA PROPERTY
MC02259	APPARENT NON-HOA PROPERTY
MC02419	APPARENT NON-HOA PROPERTY
MC02427	APPARENT NON-HOA PROPERTY
MC02708	APPARENT NON-HOA PROPERTY
MC02921	APPARENT NON-HOA PROPERTY
MC02987	APPARENT NON-HOA PROPERTY
MC03280	APPARENT NON-HOA PROPERTY
MC03296	APPARENT NON-HOA PROPERTY
MC03354	APPARENT NON-HOA PROPERTY
MC03443	APPARENT NON-HOA PROPERTY
MC03613	APPARENT NON-HOA PROPERTY
MC03643	APPARENT NON-HOA PROPERTY
MC03702	APPARENT NON-HOA PROPERTY
MC03788	APPARENT NON-HOA PROPERTY
MC03819	APPARENT NON-HOA PROPERTY
MC04003	APPARENT NON-HOA PROPERTY
MC04072	APPARENT NON-HOA PROPERTY
MC04476	APPARENT NON-HOA PROPERTY
MC05005	APPARENT NON-HOA PROPERTY
MC05111	APPARENT NON-HOA PROPERTY
MC05190	APPARENT NON-HOA PROPERTY
MC05387	APPARENT NON-HOA PROPERTY
MC07734	APPARENT NON-HOA PROPERTY
MC07780	APPARENT NON-HOA PROPERTY
Page | 10

MC07915	APPARENT NON-HOA PROPERTY
MC08005	APPARENT NON-HOA PROPERTY
MC08057	APPARENT NON-HOA PROPERTY
MC08083	APPARENT NON-HOA PROPERTY
MC08138	APPARENT NON-HOA PROPERTY
MC08182	APPARENT NON-HOA PROPERTY
MC08202	APPARENT NON-HOA PROPERTY
MC08225	APPARENT NON-HOA PROPERTY
MC08292	APPARENT NON-HOA PROPERTY
MC08402	APPARENT NON-HOA PROPERTY
MC08415	APPARENT NON-HOA PROPERTY
MC08520	APPARENT NON-HOA PROPERTY
MC08694	APPARENT NON-HOA PROPERTY
MC08730	APPARENT NON-HOA PROPERTY
MC08745	APPARENT NON-HOA PROPERTY
MC08788	APPARENT NON-HOA PROPERTY
MI03492	APPARENT NON-HOA PROPERTY
MI03592	APPARENT NON-HOA PROPERTY
MI04236	APPARENT NON-HOA PROPERTY
MI08000	APPARENT NON-HOA PROPERTY
MI08386	APPARENT NON-HOA PROPERTY
TP08811	APPARENT NON-HOA PROPERTY
TP08822	APPARENT NON-HOA PROPERTY
TP02360	APPARENT NON-HOA PROPERTY
TP02966	APPARENT NON-HOA PROPERTY
TP03250	APPARENT NON-HOA PROPERTY
TP03291	APPARENT NON-HOA PROPERTY
TP03306	APPARENT NON-HOA PROPERTY
TP03551	APPARENT NON-HOA PROPERTY
TP03618	APPARENT NON-HOA PROPERTY
TP03758	APPARENT NON-HOA PROPERTY
TP03919	APPARENT NON-HOA PROPERTY
TP04145	APPARENT NON-HOA PROPERTY
TP04316	APPARENT NON-HOA PROPERTY
TP04401	APPARENT NON-HOA PROPERTY
TP04458	APPARENT NON-HOA PROPERTY
TP04506	APPARENT NON-HOA PROPERTY
TP04507	APPARENT NON-HOA PROPERTY
TP04508	APPARENT NON-HOA PROPERTY
TP04718	APPARENT NON-HOA PROPERTY
TP04736	APPARENT NON-HOA PROPERTY
Page | 11

TP04788	APPARENT NON-HOA PROPERTY
TP04862	APPARENT NON-HOA PROPERTY
TP04907	APPARENT NON-HOA PROPERTY
TP04972	APPARENT NON-HOA PROPERTY
TP05309	APPARENT NON-HOA PROPERTY
TP05365	APPARENT NON-HOA PROPERTY
TP05459	APPARENT NON-HOA PROPERTY
TP05584	APPARENT NON-HOA PROPERTY
TP05701	APPARENT NON-HOA PROPERTY
TP05844	APPARENT NON-HOA PROPERTY
TP05977	APPARENT NON-HOA PROPERTY
TP06132	APPARENT NON-HOA PROPERTY
TP07819	APPARENT NON-HOA PROPERTY
TP07838	APPARENT NON-HOA PROPERTY
TP08301	APPARENT NON-HOA PROPERTY
TP08302	APPARENT NON-HOA PROPERTY
TP08403	APPARENT NON-HOA PROPERTY
TP08486	APPARENT NON-HOA PROPERTY
TP08515	APPARENT NON-HOA PROPERTY
TP08602	APPARENT NON-HOA PROPERTY
TP08661	APPARENT NON-HOA PROPERTY
TP08669	APPARENT NON-HOA PROPERTY
TP08678	APPARENT NON-HOA PROPERTY
TP08723	APPARENT NON-HOA PROPERTY
TP08746	APPARENT NON-HOA PROPERTY
TP08763	APPARENT NON-HOA PROPERTY
TP08786	APPARENT NON-HOA PROPERTY
T08806	APPARENT NON-HOA PROPERTY
T08833	APPARENT NON-HOA PROPERTY
T08856	APPARENT NON-HOA PROPERTY
T02213	APPARENT NON-HOA PROPERTY
T02642	APPARENT NON-HOA PROPERTY
T02658	APPARENT NON-HOA PROPERTY
T02720	APPARENT NON-HOA PROPERTY
T02721	APPARENT NON-HOA PROPERTY
T02822	APPARENT NON-HOA PROPERTY
T02893	APPARENT NON-HOA PROPERTY
T02944	APPARENT NON-HOA PROPERTY
T04230	APPARENT NON-HOA PROPERTY
T04306	APPARENT NON-HOA PROPERTY
T04415	APPARENT NON-HOA PROPERTY
Page | 12

T04424	APPARENT NON-HOA PROPERTY
T04426	APPARENT NON-HOA PROPERTY
T04428	APPARENT NON-HOA PROPERTY
T04429	APPARENT NON-HOA PROPERTY
T04435	APPARENT NON-HOA PROPERTY
T04436	APPARENT NON-HOA PROPERTY
T04439	APPARENT NON-HOA PROPERTY
T04449	APPARENT NON-HOA PROPERTY
T04450	APPARENT NON-HOA PROPERTY
T04451	APPARENT NON-HOA PROPERTY
T04460	APPARENT NON-HOA PROPERTY
T02171	APPARENT NON-HOA PROPERTY
T02186	APPARENT NON-HOA PROPERTY
T02289	APPARENT NON-HOA PROPERTY
T02553	APPARENT NON-HOA PROPERTY
T02649	APPARENT NON-HOA PROPERTY
T02760	APPARENT NON-HOA PROPERTY
T02861	APPARENT NON-HOA PROPERTY
T02871	APPARENT NON-HOA PROPERTY
T02876	APPARENT NON-HOA PROPERTY
T02883	APPARENT NON-HOA PROPERTY
T02920	APPARENT NON-HOA PROPERTY
T02945	APPARENT NON-HOA PROPERTY
T03010	APPARENT NON-HOA PROPERTY
T03095	APPARENT NON-HOA PROPERTY
T03289	APPARENT NON-HOA PROPERTY
T03384	APPARENT NON-HOA PROPERTY
T03131	APPARENT NON-HOA PROPERTY
T03156	APPARENT NON-HOA PROPERTY
T03210	APPARENT NON-HOA PROPERTY
T03220	APPARENT NON-HOA PROPERTY
T03236	APPARENT NON-HOA PROPERTY
T03333	APPARENT NON-HOA PROPERTY
T03356	APPARENT NON-HOA PROPERTY
T03364	APPARENT NON-HOA PROPERTY
T03372	APPARENT NON-HOA PROPERTY
T03380	APPARENT NON-HOA PROPERTY
T03381	APPARENT NON-HOA PROPERTY
T03387	APPARENT NON-HOA PROPERTY
T03399	APPARENT NON-HOA PROPERTY
T03402	APPARENT NON-HOA PROPERTY
Page | 13

T03404	APPARENT NON-HOA PROPERTY
T03416	APPARENT NON-HOA PROPERTY
T03425	APPARENT NON-HOA PROPERTY
T03460	APPARENT NON-HOA PROPERTY
T03466	APPARENT NON-HOA PROPERTY
T03475	APPARENT NON-HOA PROPERTY
T03534	APPARENT NON-HOA PROPERTY
T03535	APPARENT NON-HOA PROPERTY
T03536	APPARENT NON-HOA PROPERTY
T03539	APPARENT NON-HOA PROPERTY
T03543	APPARENT NON-HOA PROPERTY
T03544	APPARENT NON-HOA PROPERTY
T03588	APPARENT NON-HOA PROPERTY
T03593	APPARENT NON-HOA PROPERTY
T03598	APPARENT NON-HOA PROPERTY
T03604	APPARENT NON-HOA PROPERTY
T03605	APPARENT NON-HOA PROPERTY
T03622	APPARENT NON-HOA PROPERTY
T03647	APPARENT NON-HOA PROPERTY
T03650	APPARENT NON-HOA PROPERTY
T03652	APPARENT NON-HOA PROPERTY
T03689	APPARENT NON-HOA PROPERTY
T05772	APPARENT NON-HOA PROPERTY
T03033	APPARENT NON-HOA PROPERTY
T03035	APPARENT NON-HOA PROPERTY
T03077	APPARENT NON-HOA PROPERTY
T03089	APPARENT NON-HOA PROPERTY
T03094	APPARENT NON-HOA PROPERTY
T03112	APPARENT NON-HOA PROPERTY
T03134	APPARENT NON-HOA PROPERTY
T03222	APPARENT NON-HOA PROPERTY
T03237	APPARENT NON-HOA PROPERTY
T03351	APPARENT NON-HOA PROPERTY
T03709	APPARENT NON-HOA PROPERTY
T03728	APPARENT NON-HOA PROPERTY
T03733	APPARENT NON-HOA PROPERTY
T03735	APPARENT NON-HOA PROPERTY
T03742	APPARENT NON-HOA PROPERTY
T03749	APPARENT NON-HOA PROPERTY
T03750	APPARENT NON-HOA PROPERTY
T03785	APPARENT NON-HOA PROPERTY
Page | 14

T03803	APPARENT NON-HOA PROPERTY
T03814	APPARENT NON-HOA PROPERTY
T03816	APPARENT NON-HOA PROPERTY
T03830	APPARENT NON-HOA PROPERTY
T03833	APPARENT NON-HOA PROPERTY
T03837	APPARENT NON-HOA PROPERTY
T03849	APPARENT NON-HOA PROPERTY
T03885	APPARENT NON-HOA PROPERTY
T03886	APPARENT NON-HOA PROPERTY
T03891	APPARENT NON-HOA PROPERTY
T03896	APPARENT NON-HOA PROPERTY
T03923	APPARENT NON-HOA PROPERTY
T03936	APPARENT NON-HOA PROPERTY
T03962	APPARENT NON-HOA PROPERTY
T03967	APPARENT NON-HOA PROPERTY
T03972	APPARENT NON-HOA PROPERTY
T03978	APPARENT NON-HOA PROPERTY
T03983	APPARENT NON-HOA PROPERTY
T04047	APPARENT NON-HOA PROPERTY
T04051	APPARENT NON-HOA PROPERTY
T04052	APPARENT NON-HOA PROPERTY
T04078	APPARENT NON-HOA PROPERTY
T04080	APPARENT NON-HOA PROPERTY
T04100	APPARENT NON-HOA PROPERTY
T04126	APPARENT NON-HOA PROPERTY
T04127	APPARENT NON-HOA PROPERTY
T04128	APPARENT NON-HOA PROPERTY
T04166	APPARENT NON-HOA PROPERTY
T04168	APPARENT NON-HOA PROPERTY
T04178	APPARENT NON-HOA PROPERTY
T04232	APPARENT NON-HOA PROPERTY
T04238	APPARENT NON-HOA PROPERTY
T04248	APPARENT NON-HOA PROPERTY
T04260	APPARENT NON-HOA PROPERTY
T04261	APPARENT NON-HOA PROPERTY
T04275	APPARENT NON-HOA PROPERTY
T04276	APPARENT NON-HOA PROPERTY
T05621	APPARENT NON-HOA PROPERTY
T05624	APPARENT NON-HOA PROPERTY
T05627	APPARENT NON-HOA PROPERTY
T05679	APPARENT NON-HOA PROPERTY
Page | 15

T05726	APPARENT NON-HOA PROPERTY
T05733	APPARENT NON-HOA PROPERTY
T05734	APPARENT NON-HOA PROPERTY
T05769	APPARENT NON-HOA PROPERTY
T05798	APPARENT NON-HOA PROPERTY
T05800	APPARENT NON-HOA PROPERTY
T05809	APPARENT NON-HOA PROPERTY
T05818	APPARENT NON-HOA PROPERTY
T05831	APPARENT NON-HOA PROPERTY
T05836	APPARENT NON-HOA PROPERTY
T05839	APPARENT NON-HOA PROPERTY
T05846	APPARENT NON-HOA PROPERTY
T05857	APPARENT NON-HOA PROPERTY
T05860	APPARENT NON-HOA PROPERTY
T05863	APPARENT NON-HOA PROPERTY
T05870	APPARENT NON-HOA PROPERTY
T05871	APPARENT NON-HOA PROPERTY
T05900	APPARENT NON-HOA PROPERTY
T05912	APPARENT NON-HOA PROPERTY
T05925	APPARENT NON-HOA PROPERTY
T05944	APPARENT NON-HOA PROPERTY
T06017	APPARENT NON-HOA PROPERTY
T06032	APPARENT NON-HOA PROPERTY
T06044	APPARENT NON-HOA PROPERTY
T06046	APPARENT NON-HOA PROPERTY
T06054	APPARENT NON-HOA PROPERTY
T06058	APPARENT NON-HOA PROPERTY
T06072	APPARENT NON-HOA PROPERTY
T06085	APPARENT NON-HOA PROPERTY
T06088	APPARENT NON-HOA PROPERTY
T06162	APPARENT NON-HOA PROPERTY
T06164	APPARENT NON-HOA PROPERTY
T06175	APPARENT NON-HOA PROPERTY
T06176	APPARENT NON-HOA PROPERTY
T06210	APPARENT NON-HOA PROPERTY
T06274	APPARENT NON-HOA PROPERTY
T06294	APPARENT NON-HOA PROPERTY
T06304	APPARENT NON-HOA PROPERTY
T06196	APPARENT NON-HOA PROPERTY
T06256	APPARENT NON-HOA PROPERTY
T04497	APPARENT NON-HOA PROPERTY
Page | 16

T04515	APPARENT NON-HOA PROPERTY
T04521	APPARENT NON-HOA PROPERTY
T04525	APPARENT NON-HOA PROPERTY
T04540	APPARENT NON-HOA PROPERTY
T04564	APPARENT NON-HOA PROPERTY
T04565	APPARENT NON-HOA PROPERTY
T04569	APPARENT NON-HOA PROPERTY
T04577	APPARENT NON-HOA PROPERTY
T04599	APPARENT NON-HOA PROPERTY
T04611	APPARENT NON-HOA PROPERTY
T04633	APPARENT NON-HOA PROPERTY
T04636	APPARENT NON-HOA PROPERTY
T04640	APPARENT NON-HOA PROPERTY
T04656	APPARENT NON-HOA PROPERTY
T04657	APPARENT NON-HOA PROPERTY
T04666	APPARENT NON-HOA PROPERTY
T04668	APPARENT NON-HOA PROPERTY
T04687	APPARENT NON-HOA PROPERTY
T04705	APPARENT NON-HOA PROPERTY
T04708	APPARENT NON-HOA PROPERTY
T04709	APPARENT NON-HOA PROPERTY
T04726	APPARENT NON-HOA PROPERTY
T04742	APPARENT NON-HOA PROPERTY
T04769	APPARENT NON-HOA PROPERTY
T04770	APPARENT NON-HOA PROPERTY
T04773	APPARENT NON-HOA PROPERTY
T04810	APPARENT NON-HOA PROPERTY
T04814	APPARENT NON-HOA PROPERTY
T04830	APPARENT NON-HOA PROPERTY
T04889	APPARENT NON-HOA PROPERTY
T04920	APPARENT NON-HOA PROPERTY
T04924	APPARENT NON-HOA PROPERTY
T04940	APPARENT NON-HOA PROPERTY
T04949	APPARENT NON-HOA PROPERTY
T04965	APPARENT NON-HOA PROPERTY
T04984	APPARENT NON-HOA PROPERTY
T04986	APPARENT NON-HOA PROPERTY
T05013	APPARENT NON-HOA PROPERTY
T05026	APPARENT NON-HOA PROPERTY
T05043	APPARENT NON-HOA PROPERTY
T05047	APPARENT NON-HOA PROPERTY
Page | 17

T05053	APPARENT NON-HOA PROPERTY
T05086	APPARENT NON-HOA PROPERTY
T05124	APPARENT NON-HOA PROPERTY
T05133	APPARENT NON-HOA PROPERTY
T05167	APPARENT NON-HOA PROPERTY
T05169	APPARENT NON-HOA PROPERTY
T05170	APPARENT NON-HOA PROPERTY
T05234	APPARENT NON-HOA PROPERTY
T05238	APPARENT NON-HOA PROPERTY
T05240	APPARENT NON-HOA PROPERTY
T05247	APPARENT NON-HOA PROPERTY
T05257	APPARENT NON-HOA PROPERTY
T05278	APPARENT NON-HOA PROPERTY
T05290	APPARENT NON-HOA PROPERTY
T05291	APPARENT NON-HOA PROPERTY
T05292	APPARENT NON-HOA PROPERTY
T05332	APPARENT NON-HOA PROPERTY
T05397	APPARENT NON-HOA PROPERTY
T05450	APPARENT NON-HOA PROPERTY
T05593	APPARENT NON-HOA PROPERTY
T05663	APPARENT NON-HOA PROPERTY
T07681	APPARENT NON-HOA PROPERTY
T07683	APPARENT NON-HOA PROPERTY
T07684	APPARENT NON-HOA PROPERTY
T07726	APPARENT NON-HOA PROPERTY
T07733	APPARENT NON-HOA PROPERTY
T07757	APPARENT NON-HOA PROPERTY
T07784	APPARENT NON-HOA PROPERTY
T07791	APPARENT NON-HOA PROPERTY
T07795	APPARENT NON-HOA PROPERTY
T07831	APPARENT NON-HOA PROPERTY
T07842	APPARENT NON-HOA PROPERTY
T07864	APPARENT NON-HOA PROPERTY
T07867	APPARENT NON-HOA PROPERTY
T07876	APPARENT NON-HOA PROPERTY
T07890	APPARENT NON-HOA PROPERTY
T07904	APPARENT NON-HOA PROPERTY
T07952	APPARENT NON-HOA PROPERTY
T07966	APPARENT NON-HOA PROPERTY
T07969	APPARENT NON-HOA PROPERTY
T07981	APPARENT NON-HOA PROPERTY
Page | 18

T08011	APPARENT NON-HOA PROPERTY
T08024	APPARENT NON-HOA PROPERTY
T08052	APPARENT NON-HOA PROPERTY
T08097	APPARENT NON-HOA PROPERTY
T08106	APPARENT NON-HOA PROPERTY
T08112	APPARENT NON-HOA PROPERTY
T08113	APPARENT NON-HOA PROPERTY
T08127	APPARENT NON-HOA PROPERTY
T08204	APPARENT NON-HOA PROPERTY
T08219	APPARENT NON-HOA PROPERTY
T08350	APPARENT NON-HOA PROPERTY
T08183	APPARENT NON-HOA PROPERTY
T08248	APPARENT NON-HOA PROPERTY
T08249	APPARENT NON-HOA PROPERTY
T08380	APPARENT NON-HOA PROPERTY
T08404	APPARENT NON-HOA PROPERTY
T08480	APPARENT NON-HOA PROPERTY
T08500	APPARENT NON-HOA PROPERTY
T08527	APPARENT NON-HOA PROPERTY
T08566	APPARENT NON-HOA PROPERTY
T08568	APPARENT NON-HOA PROPERTY
T08596	APPARENT NON-HOA PROPERTY
T08611	APPARENT NON-HOA PROPERTY
T08693	APPARENT NON-HOA PROPERTY
T08725	APPARENT NON-HOA PROPERTY
CL08849	APPARENT NON-HOA PROPERTY
RD08851	APPARENT NON-HOA PROPERTY
CL02220	APPARENT NON-HOA PROPERTY
CL02616	APPARENT NON-HOA PROPERTY
CL02766	APPARENT NON-HOA PROPERTY
CL03725	APPARENT NON-HOA PROPERTY
CL03726	APPARENT NON-HOA PROPERTY
CL04222	APPARENT NON-HOA PROPERTY
CL04583	APPARENT NON-HOA PROPERTY
CL04676	APPARENT NON-HOA PROPERTY
CL04791	APPARENT NON-HOA PROPERTY
CL05063	APPARENT NON-HOA PROPERTY
CL05097	APPARENT NON-HOA PROPERTY
CL05202	APPARENT NON-HOA PROPERTY
CL05451	APPARENT NON-HOA PROPERTY
CL05574	APPARENT NON-HOA PROPERTY
Page | 19

CL05604	APPARENT NON-HOA PROPERTY
CL05635	APPARENT NON-HOA PROPERTY
CL05711	APPARENT NON-HOA PROPERTY
CL05945	APPARENT NON-HOA PROPERTY
CL05994	APPARENT NON-HOA PROPERTY
CL06067	APPARENT NON-HOA PROPERTY
CL08412	APPARENT NON-HOA PROPERTY
CL08413	APPARENT NON-HOA PROPERTY
CL08701	APPARENT NON-HOA PROPERTY
RD02897	APPARENT NON-HOA PROPERTY
RD03132	APPARENT NON-HOA PROPERTY
RD03565	APPARENT NON-HOA PROPERTY
RD04662	APPARENT NON-HOA PROPERTY
RD05023	APPARENT NON-HOA PROPERTY
RD05135	APPARENT NON-HOA PROPERTY
RD05420	APPARENT NON-HOA PROPERTY
RD05436	APPARENT NON-HOA PROPERTY
RD05708	APPARENT NON-HOA PROPERTY
RD05802	APPARENT NON-HOA PROPERTY
RD05848	APPARENT NON-HOA PROPERTY
RD05973	APPARENT NON-HOA PROPERTY
RD06125	APPARENT NON-HOA PROPERTY
RD06202	APPARENT NON-HOA PROPERTY
CL07789	APPARENT NON-HOA PROPERTY
CL07793	APPARENT NON-HOA PROPERTY
CL07841	APPARENT NON-HOA PROPERTY
CL07843	APPARENT NON-HOA PROPERTY
CL08030	APPARENT NON-HOA PROPERTY
CL08053	APPARENT NON-HOA PROPERTY
CL08081	APPARENT NON-HOA PROPERTY
CL08200	APPARENT NON-HOA PROPERTY
CL08243	APPARENT NON-HOA PROPERTY
CL08716	APPARENT NON-HOA PROPERTY
RD07720	APPARENT NON-HOA PROPERTY
RD07760	APPARENT NON-HOA PROPERTY
RD07765	APPARENT NON-HOA PROPERTY
RD07821	APPARENT NON-HOA PROPERTY
RD07836	APPARENT NON-HOA PROPERTY
RD07918	APPARENT NON-HOA PROPERTY
RD07931	APPARENT NON-HOA PROPERTY
RD07936	APPARENT NON-HOA PROPERTY
Page | 20

RD07946	APPARENT NON-HOA PROPERTY
RD07967	APPARENT NON-HOA PROPERTY
RD08027	APPARENT NON-HOA PROPERTY
RD08082	APPARENT NON-HOA PROPERTY
RD08108	APPARENT NON-HOA PROPERTY
RD08296	APPARENT NON-HOA PROPERTY
RD08475	APPARENT NON-HOA PROPERTY
RD08506	APPARENT NON-HOA PROPERTY
RD08686	APPARENT NON-HOA PROPERTY
RD08697	APPARENT NON-HOA PROPERTY
RD08712	APPARENT NON-HOA PROPERTY
RD08755	APPARENT NON-HOA PROPERTY
q30959	APPARENT NON-HOA PROPERTY
q31084	APPARENT NON-HOA PROPERTY
q31147	APPARENT NON-HOA PROPERTY
q31967	APPARENT NON-HOA PROPERTY
q32343	APPARENT NON-HOA PROPERTY
q34034	APPARENT NON-HOA PROPERTY
q34415	APPARENT NON-HOA PROPERTY
q38548	APPARENT NON-HOA PROPERTY
q38549	APPARENT NON-HOA PROPERTY
q38622	APPARENT NON-HOA PROPERTY
q39050	APPARENT NON-HOA PROPERTY
q43958	APPARENT NON-HOA PROPERTY
q33811	APPARENT NON-HOA PROPERTY
q33901	APPARENT NON-HOA PROPERTY
q34014	APPARENT NON-HOA PROPERTY
q34252	APPARENT NON-HOA PROPERTY
q34520	APPARENT NON-HOA PROPERTY
q38516	APPARENT NON-HOA PROPERTY
q38755	APPARENT NON-HOA PROPERTY
q39370	APPARENT NON-HOA PROPERTY
q40486	APPARENT NON-HOA PROPERTY
q40738	APPARENT NON-HOA PROPERTY
q47665	APPARENT NON-HOA PROPERTY
NA02989	APPARENT NON-HOA PROPERTY
NA03008	APPARENT NON-HOA PROPERTY
NA03079	APPARENT NON-HOA PROPERTY
NA03105	APPARENT NON-HOA PROPERTY
NA03700	APPARENT NON-HOA PROPERTY
NA03756	APPARENT NON-HOA PROPERTY
Page | 21

NA03853	APPARENT NON-HOA PROPERTY
NA04013	APPARENT NON-HOA PROPERTY
NA04105	APPARENT NON-HOA PROPERTY
NA04113	APPARENT NON-HOA PROPERTY
NA04256	APPARENT NON-HOA PROPERTY
NA04292	APPARENT NON-HOA PROPERTY
NA04471	APPARENT NON-HOA PROPERTY
NA04479	APPARENT NON-HOA PROPERTY
NA04695	APPARENT NON-HOA PROPERTY
NA04730	APPARENT NON-HOA PROPERTY
NA04819	APPARENT NON-HOA PROPERTY
NA04849	APPARENT NON-HOA PROPERTY
NA04900	APPARENT NON-HOA PROPERTY
NA04961	APPARENT NON-HOA PROPERTY
NA05142	APPARENT NON-HOA PROPERTY
NA05287	APPARENT NON-HOA PROPERTY
NA05682	APPARENT NON-HOA PROPERTY
NA05934	APPARENT NON-HOA PROPERTY
NA05941	APPARENT NON-HOA PROPERTY
NA06149	APPARENT NON-HOA PROPERTY
NA06282	APPARENT NON-HOA PROPERTY
NA07905	APPARENT NON-HOA PROPERTY
NA08117	APPARENT NON-HOA PROPERTY
NA08123	APPARENT NON-HOA PROPERTY
NA08180	APPARENT NON-HOA PROPERTY
NA08489	APPARENT NON-HOA PROPERTY
NA08673	APPARENT NON-HOA PROPERTY
q33258	APPARENT NON-HOA PROPERTY
q33635	APPARENT NON-HOA PROPERTY
q33281	APPARENT NON-HOA PROPERTY
q33875	APPARENT NON-HOA PROPERTY
q34458	APPARENT NON-HOA PROPERTY
q38973	APPARENT NON-HOA PROPERTY
q41182	APPARENT NON-HOA PROPERTY
q44084	APPARENT NON-HOA PROPERTY
q44091	APPARENT NON-HOA PROPERTY
q45864	APPARENT NON-HOA PROPERTY
q46459	APPARENT NON-HOA PROPERTY
q40408	APPARENT NON-HOA PROPERTY
q33391	APPARENT NON-HOA PROPERTY
q34017	APPARENT NON-HOA PROPERTY
Page | 22

q38489	APPARENT NON-HOA PROPERTY
q47711	APPARENT NON-HOA PROPERTY
q47798	APPARENT NON-HOA PROPERTY

Page | 23